CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (192,927)	$ (26,430)	¥ (311,782)	¥ (177,872)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	12,280	1,682	16,171	24,728
Share-based compensation	61,917	8,483	83,695	129,558
Foreign currency remeasurement loss (gain)	(508)	(70)	2	55
Noncash lease expenses	9,685	1,327	16,827	34,203
Loss from disposal of property and equipment	895	123	344	3,833
Expected credit loss	12,314	1,687	12,983	1,704
Impairment for property and equipment, right-of-use assets, rental deposits and other assets			5,761	3,642
Changes in operating assets and liabilities:
Accounts receivable	(20,576)	(2,819)	(31,170)	(36,433)
Prepaid expenses and other current assets	13,623	1,866	30,588	15,658
Operating lease right-of-use assets	(1,446)	(198)	(6,782)	89,708
Other non-current assets	(648)	(89)	1,411	2,867
Accrued expenses and other current liabilities	(23,027)	(3,155)	(23,741)	(233,123)
Deferred revenue and customer advances	(4,552)	(624)	2,564	(201,493)
Operating lease liabilities	(6,248)	(856)	(8,946)	(120,961)
Net cash used in operating activities	(139,218)	(19,073)	(212,075)	(463,926)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of term deposits	(4,314)	(591)	(169,756)
Proceed from maturity of term deposits	48,962	6,708
Purchase of available-for-sale investments	0	0		(19,531)
Disposal of available-for-sale investments	0	0	19,531
Purchase of property and equipment and other assets	(9,368)	(1,283)	(26,590)	(2,763)
Proceeds from disposal of property and equipment	314	43	15,674	13,363
Net cash (used in) generated from investing activities	35,594	4,877	(161,141)	(8,931)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary shares	(1,070)	(147)	(51,393)	(33,948)
Proceeds from exercise of share options	15	2	36	91
Proceed from issuance of Class B ordinary shares (Note 11)	22,388	3,067
Net cash (used in) generated from financing activities	21,333	2,922	(51,357)	(33,857)
Effect of exchange rate changes	9,555	1,310	13,376	43,942
Net decrease in cash and cash equivalents and restricted cash	(72,736)	(9,964)	(411,197)	(462,772)
Cash, cash equivalents and restricted cash at beginning of the year	306,929	42,049	718,126	1,180,898
Cash, cash equivalents and restricted cash at end of the year	234,193	32,085	306,929	718,126
Non-cash activities
Right-of-use assets obtained in exchange for operating lease obligations	359	49	5,829	2,298
(Decrease) Increase of right-of-use assets and operating lease liabilities due to lease modifications	832	114	982	(58,375)
Payables for purchase of property and equipment	2,250	308	2,802	4,083
Reconciliation to amounts on the Consolidated Balance Sheets
Cash and cash equivalents	234,144	32,078	306,929	707,895
Restricted cash	49	7		10,231
Cash, cash equivalents and restricted cash at end of the year	¥ 234,193	$ 32,085	¥ 306,929	¥ 718,126